Aptus Enhanced Yield ETF
Schedule of Investments
July 31, 2026 (Unaudited)

U.S. TREASURY SECURITIES - 79.0%	Par		Value
United States Treasury Note/Bond
4.38%, 08/15/2026 (a)	$ 20,000,000		$ 20,000,703
2.75%, 07/31/2027	20,000,000		19,723,153
0.50%, 10/31/2027	25,000,000		23,883,789
2.25%, 11/15/2027	30,000,000		29,263,477
1.00%, 07/31/2028 (a)	40,000,000		37,507,031
3.50%, 11/15/2028	25,000,000		24,551,758
3.88%, 04/15/2029	25,000,000		24,700,195
4.50%, 05/31/2029	35,000,000		35,131,934
3.63%, 12/31/2030	5,000,000		4,837,695
3.88%, 04/30/2031	15,000,000		14,634,375
4.00%, 07/31/2032	23,000,000		22,359,414
TOTAL U.S. TREASURY SECURITIES (Cost $258,282,219)			256,593,524

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 12.0%	Par		Value
4.01%, 07/08/2027 (a)(b)	40,750,000		39,258,013
TOTAL U.S. TREASURY BILLS (Cost $39,262,962)			39,258,013

MONEY MARKET FUNDS - 6.8%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (c)	22,000,259		22,000,259
TOTAL MONEY MARKET FUNDS (Cost $22,000,259)			22,000,259

TOTAL INVESTMENTS - 97.8% (Cost $319,545,440)			317,851,796
Other Assets in Excess of Liabilities - 2.2% (d)		0.02171	7,052,166
TOTAL NET ASSETS - 100.0%			$ 324,903,962

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	All or a portion of the security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of July 31, 2026 was $74,376,500.
(b)	The rate shown is the annualized yield as of July 31, 2026.
(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(d)	Includes cash of $200,000 that is pledged as collateral for swap contracts.

Aptus Enhanced Yield ETF
Schedule of Total Return Swap Contracts
July 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
RCXTEVHT (a)	Goldman Sachs	Receive	EFFR	Termination	09/22/2027		$324,853,495	$ 5,462,700
Net Unrealized Appreciation (Depreciation)						0	0	$ 5,462,700

There are no upfront payments or receipts associated with total return swaps in the Fund as of July 31, 2026.
EFFR - Effective Federal Funds Rate was 3.63% as of July 31, 2026.
(a) The Diversified Equity Volatility Harvesting Index (“RCXTEVHT” or the “Index”) is a rules-based strategy that will add or subtract risk based on proprietary signals. The index generally is made up of Cboe Volatility Index (“VIX”), Nasdaq & S&P Index options, and VIX futures. As of July 31, 2026, the components of the Index are provided below.

The underlying components of the index as of July 31, 2026 are shown below:

Description	Expiration Date	Number of Contracts Sold	Notional Amount	Concentration % of Exposure
Futures Contracts:
VIX August 2026	08/19/2026	26,553	$480,725	0.15%
VIX September 2026	09/16/2026	3,118	60,015	0.02%
Total Futures Contracts			540,740	0.17%
Option Contracts:
Nasdaq-100 Weekly Index P25800	08/03/2026	(254.18)	(263)	0.00%
Nasdaq-100 Weekly Index P26000	08/03/2026	(190.49)	(408)	0.00%
Nasdaq-100 Weekly Index P26700	08/03/2026	(291.69)	(277)	0.00%
Nasdaq-100 Weekly Index P27430	08/03/2026	(565.35)	(4,373)	0.00%
S&P 500 Weekly Index P7020	08/03/2026	(793.32)	(99)	0.00%
S&P 500 Weekly Index P7125	08/03/2026	(991.82)	(166)	0.00%
S&P 500 Weekly Index P7130	08/03/2026	(1,319.81)	(246)	0.00%
S&P 500 Weekly Index P7200	08/03/2026	(2,009.76)	(538)	0.00%
S&P 500 Weekly Index P7350	08/03/2026	(3,958.69)	(5,968)	0.00%
Nasdaq-100 Weekly Index P25600	08/04/2026	(113.16)	(411)	0.00%
Nasdaq-100 Weekly Index P25800	08/04/2026	(142.87)	(552)	0.00%
Nasdaq-100 Weekly Index P26400	08/04/2026	(194.46)	(953)	0.00%
Nasdaq-100 Weekly Index P26990	08/04/2026	(282.68)	(3,272)	0.00%
S&P 500 Weekly Index P7090	08/04/2026	(1,783.31)	(759)	0.00%
S&P 500 Weekly Index P7140	08/04/2026	(1,339.84)	(729)	0.00%
S&P 500 Weekly Index P7285	08/04/2026	(1,979.34)	(3,673)	0.00%
Nasdaq-100 Weekly Index P25500	08/05/2026	(114.29)	(653)	0.00%
Nasdaq-100 Weekly Index P26200	08/05/2026	(145.84)	(1,113)	0.00%
Nasdaq-100 Weekly Index P26720	08/05/2026	(188.45)	(2,950)	0.00%
S&P 500 Weekly Index P7060	08/05/2026	(791.89)	(485)	0.00%
S&P 500 Weekly Index P7100	08/05/2026	(1,004.88)	(753)	0.00%
S&P 500 Weekly Index P7245	08/05/2026	(1,319.56)	(3,030)	0.00%
Nasdaq-100 Weekly Index P26000	08/06/2026	(116.68)	(1,140)	0.00%
Nasdaq-100 Weekly Index P26500	08/06/2026	(141.34)	(2,623)	0.00%
S&P 500 Weekly Index P7070	08/06/2026	(803.90)	(794)	0.00%
S&P 500 Weekly Index P7210	08/06/2026	(989.67)	(2,634)	0.00%
Nasdaq-100 Weekly Index P26350	08/07/2026	(113.07)	(2,508)	0.00%
S&P 500 Weekly Index P7180	08/07/2026	(791.74)	(2,473)	0.00%
VIX Index C21.5	08/19/2026	(77,594.48)	(56,359)	-0.02%
VIX Index C22	08/19/2026	(41,244.60)	(28,081)	-0.01%
VIX Index C22.5	08/19/2026	(108,782.69)	(70,310)	-0.02%
VIX Index C23	08/19/2026	(95,399.30)	(58,480)	-0.02%
VIX Index C23.5	08/19/2026	(67,750.54)	(39,702)	-0.01%
VIX Index C24	08/19/2026	(104,897.85)	(57,694)	-0.02%
VIX Index C24.5	08/19/2026	(51,535.96)	(27,469)	-0.01%
VIX Index C25	08/19/2026	(133,011.70)	(67,636)	-0.02%
VIX Index C26	08/19/2026	(104,530.75)	(48,711)	-0.02%

VIX Index C27	08/19/2026	(70,674.30)	(30,249)	-0.01%
VIX Index C28	08/19/2026	(30,237.73)	(12,035)	0.00%
VIX Index C29	08/19/2026	(4,632.38)	(1,705)	0.00%
VIX Index C30	08/19/2026	(7,468.33)	(2,502)	0.00%
VIX Index C31	08/19/2026	(6,423.50)	(2,075)	0.00%
VIX Index C35	08/19/2026	36,948.88	9,052	0.00%
VIX Index C36	08/19/2026	39,970.17	9,713	0.00%
VIX Index C37	08/19/2026	44,468.43	10,280	0.00%
VIX Index C38	08/19/2026	153,928.98	33,557	0.01%
VIX Index C39	08/19/2026	44,374.13	9,230	0.00%
VIX Index C40	08/19/2026	159,032.88	31,807	0.01%
VIX Index C42.5	08/19/2026	286,324.92	49,677	0.01%
VIX Index C45	08/19/2026	44,934.32	6,740	0.00%
VIX Index C47.5	08/19/2026	38,628.78	5,022	0.00%
VIX Index C50	08/19/2026	31,845.15	3,758	0.00%
VIX Index C55	08/19/2026	23,727.45	2,135	0.00%
VIX Index C24.5	09/16/2026	(11,072.98)	(13,409)	0.00%
VIX Index C25	09/16/2026	(7,046.49)	(8,229)	0.00%
VIX Index C26	09/16/2026	(13,048.35)	(14,066)	0.00%
VIX Index C27	09/16/2026	(8,877.38)	(8,948)	0.00%
VIX Index C28	09/16/2026	(9,026.75)	(8,557)	0.00%
VIX Index C29	09/16/2026	(11,072.98)	(9,881)	0.00%
VIX Index C30	09/16/2026	(7,046.49)	(5,975)	0.00%
VIX Index C31	09/16/2026	(1,728.80)	(1,397)	0.00%
VIX Index C32	09/16/2026	(4,687.70)	(3,599)	0.00%
VIX Index C50	09/16/2026	43,610.82	16,921	0.00%
VIX Index C55	09/16/2026	29,997.10	9,989	0.00%
Total Options Contracts			(423,031)	-0.13%
Cash
Cash			324,735,786	99.96%
Total Underlying Positions			$324,853,495	100.00%

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Aptus Enhanced Yield ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$ –	$ 256,593,524	$ –	$ 256,593,524
U.S. Treasury Bills	–	39,258,013	–	39,258,013
Money Market Funds	22,000,259	–	–	22,000,259
Total Investments	$ 22,000,259	$ 295,851,537	$ –	$ 317,851,796

Other Financial Instruments:
Total Return Swaps *	$ –	$ 5,462,700	$ –	$ 5,462,700
Total Other Financial Instruments	$ –	$ 5,462,700	$ –	$ 5,462,700

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2026.

Refer to the Schedule of Investments and Schedule of Total Return Swap Contracts for further disaggregation of investment categories.